UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2013

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 2,352,105
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       44048   1247112 SH     SOLE                 197645     0  1049467
Abbvie Inc.                      com           00287y109       50956   1249539 SH     SOLE                 197586     0  1051953
Ace Ltd                          shs           H0023R105       63016    708289 SH     SOLE                 128497     0   579792
ADT Corporation                  com           00101j106       53977   1102918 SH     SOLE                 171323     0   931595
American International Group     com new       026874784       72185   1859473 SH     SOLE                 296175     0  1563298
Amgen Inc.                       com           031162100       47959    467845 SH     SOLE                  79047     0   388798
Apache Corp.                     com           037411105       41781    541480 SH     SOLE                  87023     0   454457
Apple Computer                   com           037833100         341       771 SH     SOLE                    654     0      117
Berkshire Hathaway Inc.          cl a          084670108        3126        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         305     20000 SH     SOLE                  20000     0        0
Calpine Corp.                    com new       131347304       83109   4034420 SH     SOLE                 638437     0  3395983
Cameron International Corp.      com           13342b105       71474   1096224 SH     SOLE                 175854     0   920370
Capital One Financial            com           14040H105       62290   1133582 SH     SOLE                 180028     0   953554
Chevron Corp.                    com           166764100       51610    434358 SH     SOLE                  76880     0   357478
Comcast Corp. Special Cl A       cl a spl      20030N200       93361   2356994 SH     SOLE                 367764     0  1989230
Covidien PLC                     shs           g2554f113       78362   1155094 SH     SOLE                 185814     0   969280
CVS Caremark Corp.               com           126650100       90038   1637360 SH     SOLE                 255001     0  1382359
Dresser-Rand Group Inc           com           261608103       68565   1111987 SH     SOLE                 172096     0   939891
EMC Corporation                  com           268648102       51652   2162072 SH     SOLE                 340167     0  1821905
Express Scripts Holding Company  com           30219g108       54429    944619 SH     SOLE                 142057     0   802562
Ford Motor Co.                   com par $0.01 345370860       67334   5120461 SH     SOLE                 801232     0  4319229
Goldman Sachs Group Inc.         com           38141G104       64792    440310 SH     SOLE                  65679     0   374631
Halliburton Co.                  com           406216101       64721   1601604 SH     SOLE                 244759     0  1356845
Honeywell International Inc      com           438516106       59969    795879 SH     SOLE                 149620     0   646259
International Business Machines Ccom           459200101       38082    178537 SH     SOLE                  27824     0   150713
JPMorgan Chase & Co.             com           46625H100       59009   1243350 SH     SOLE                 188773     0  1054577
Kinder Morgan Inc.               com           49456b101       75215   1944540 SH     SOLE                 315224     0  1629316
Lowe's Cos., Inc.                com           548661107       61205   1614055 SH     SOLE                 253113     0  1360942
MasterCard Inc. Class A          cl a          57636q104       54977    101597 SH     SOLE                  15485     0    86112
MetLife Inc.                     com           59156R108       73327   1928642 SH     SOLE                 298366     0  1630276
Nuveen Municipal Opportunity Fundcom           670984103         285     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         293     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       49385   1527515 SH     SOLE                 246493     0  1281022
Praxair Inc.                     com           74005P104       47801    428553 SH     SOLE                  65393     0   363160
Royal Dutch Shell PLC-ADR A      spons adr a   780259206       27493    421933 SH     SOLE                  30822     0   391111
The Mosaic Company               com           61945c103       37709    632597 SH     SOLE                  93375     0   539222
The Procter & Gamble Co.         com           742718109         740      9600 SH     SOLE                      0     0     9600
Thermo Fisher Scientific Inc.    com           883556102       79369   1037640 SH     SOLE                 166744     0   870896
Tyco International Ltd.          shs           h89128104       62745   1960766 SH     SOLE                 304493     0  1656273
United Parcel Service- Cl B      cl b          911312106       49339    574372 SH     SOLE                  90452     0   483920
United Technologies Corp.        com           913017109       60690    649577 SH     SOLE                 102190     0   547387
UnitedHealth Group Inc.          com           91324P102       59244   1035549 SH     SOLE                 165941     0   869608
Verizon Communications           com           92343v104        1252     25472 SH     SOLE                      0     0    25472
Wabco Holdings Inc.              com           92927k102       27947    395899 SH     SOLE                  65398     0   330501
Wells Fargo & Co.                com           949746101       67684   1829798 SH     SOLE                 291395     0  1538403
Wyndham Worldwide Corp.          com           98310W108       78916   1223888 SH     SOLE                 198209     0  1025679